Debt Narrative - Debt Facilities - Automotive (Details) (USD $)						6 Months Ended													12 Months Ended
	Dec. 31, 2011 Automotive Segment [Member]	Dec. 31, 2010 Automotive Segment [Member]	Jun. 30, 2012 Line of Credit [Member] Food Packaging Segment [Member] Unsecured Debt [Member]	Dec. 31, 2011 Line of Credit [Member] Food Packaging Segment [Member] Unsecured Debt [Member]	Dec. 31, 2010 Line of Credit [Member] Food Packaging Segment [Member] Unsecured Debt [Member]	Jun. 30, 2012 Revolving Credit Facility [Member] Automotive Segment [Member] Debt Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Automotive Segment [Member] Debt Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member] Automotive Segment [Member] Debt Facility [Member]	Jun. 30, 2012 Revolving Credit Facility [Member] Food Packaging Segment [Member] Secured Debt [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Food Packaging Segment [Member] Secured Debt [Member]	Dec. 31, 2010 Revolving Credit Facility [Member] Food Packaging Segment [Member] Secured Debt [Member]	Nov. 30, 2007 Revolving Credit Facility [Member] Food Packaging Segment [Member] Secured Debt [Member]	Jun. 30, 2012 Letter of Credit [Member] Automotive Segment [Member] Debt Facility [Member]	Dec. 31, 2011 Letter of Credit [Member] Automotive Segment [Member] Debt Facility [Member]	Dec. 31, 2010 Letter of Credit [Member] Automotive Segment [Member] Debt Facility [Member]	Jun. 30, 2012 Letter of Credit [Member] Food Packaging Segment [Member] Secured Debt [Member]	Dec. 31, 2011 Letter of Credit [Member] Food Packaging Segment [Member] Secured Debt [Member]	Dec. 31, 2010 Letter of Credit [Member] Food Packaging Segment [Member] Secured Debt [Member]	Dec. 31, 2011 Term Loan [Member] Automotive Segment [Member] Debt Facility [Member]	Jun. 30, 2012 Term Loan [Member] Automotive Segment [Member] Debt Facility [Member]	Jun. 30, 2012 Term Loan [Member] Automotive Segment [Member] Debt Facility [Member] Tranche B Loan [Member]	Dec. 31, 2011 Term Loan [Member] Automotive Segment [Member] Debt Facility [Member] Tranche B Loan [Member]	Jun. 30, 2012 Term Loan [Member] Automotive Segment [Member] Debt Facility [Member] Tranche C Loan [Member]	Dec. 31, 2011 Term Loan [Member] Automotive Segment [Member] Debt Facility [Member] Tranche C Loan [Member]	Jun. 30, 2012 LIBOR [Member] Term Loan [Member] Automotive Segment [Member] Debt Facility [Member]	Dec. 31, 2011 LIBOR [Member] Term Loan [Member] Automotive Segment [Member] Debt Facility [Member]	Jun. 30, 2012 Base Rate [Member] Term Loan [Member] Automotive Segment [Member] Debt Facility [Member]	Dec. 31, 2011 Base Rate [Member] Term Loan [Member] Automotive Segment [Member] Debt Facility [Member]	Jun. 30, 2012 Minimum [Member] LIBOR [Member] Revolving Credit Facility [Member] Automotive Segment [Member] Debt Facility [Member]	Dec. 31, 2011 Minimum [Member] LIBOR [Member] Revolving Credit Facility [Member] Automotive Segment [Member] Debt Facility [Member]	Jun. 30, 2012 Minimum [Member] Base Rate [Member] Revolving Credit Facility [Member] Automotive Segment [Member] Debt Facility [Member]	Dec. 31, 2011 Minimum [Member] Base Rate [Member] Revolving Credit Facility [Member] Automotive Segment [Member] Debt Facility [Member]	Nov. 30, 2007 Maximum [Member] Revolving Credit Facility [Member] Food Packaging Segment [Member] Secured Debt [Member]	Jun. 30, 2012 Maximum [Member] LIBOR [Member] Revolving Credit Facility [Member] Automotive Segment [Member] Debt Facility [Member]	Dec. 31, 2011 Maximum [Member] LIBOR [Member] Revolving Credit Facility [Member] Automotive Segment [Member] Debt Facility [Member]	Jun. 30, 2012 Maximum [Member] Base Rate [Member] Revolving Credit Facility [Member] Automotive Segment [Member] Debt Facility [Member]	Dec. 31, 2011 Maximum [Member] Base Rate [Member] Revolving Credit Facility [Member] Automotive Segment [Member] Debt Facility [Member]
Debt Instrument [Line Items]
Term of interest rate swap agreements																			5 years
Line of credit facility			$ 8,000,000	$ 8,000,000		$ 540,000,000	$ 540,000,000					$ 25,000,000
Term Loan Facility																			2,960,000,000	2,960,000,000	1,960,000,000	1,960,000,000	1,000,000,000	1,000,000,000
Percentage spread on debt									2.00%	2.00%															1.9375%	1.9375%	0.9375%	0.9375%	1.50%	1.50%	0.50%	0.50%	2.50%	2.00%	2.00%	1.00%	1.00%
Expected change in interest expense from 25 basis point change in interest rates, 2013						6,000,000
Expected change in interest expense from 25 basis point change in interest rates, 2014						7,000,000
Expected change in interest expense from 25 basis point change in interest rates, 2015						2,000,000
Notional value of interest rate swap agreements																			1,190,000,000	1,190,000,000
Average fixed interest rate of variable rate term loans through swap agreements																			5.37%	5.37%
Amount of hedged principal																			1,190,000,000	1,190,000,000
Revolving credit facility, unused borrowing availability						478,000,000	496,000,000	528,000,000
Letters of credit outstanding			0	0	0				0	0	0		40,000,000	38,000,000	43,000,000
Long-term Debt, Weighted Average Interest Rate	3.70%	3.50%
Letters of Credit Outstanding, Amount																$ 1,000,000	$ 1,000,000	$ 2,000,000